Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payments
Schedule of share based payments expense recognised

The expense recognized for participant services received during the year is shown in the following table:

In € thousand	2020	2019
Expense arising from equity-settled share-based payments	—	—
Expense arising from cash-settled share-based payments	50,316	7,880

Schedule of number and weighted average exercise prices

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the year:

Equity-settled options:

	2020		2019
	Number of	2020	Number of	2019
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	—	—	—	—
Granted during the year	—	—	—	—
Forfeited during the year	—	—	—	—
Transferred from cash-settled	4,887	1	—	—
Outstanding at December 31	4,887	1	—	—

Cash-settled options:

	2020		2019
	Number of	2020	Number of	2019
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	5,108	1	3,772	1
Granted during the year	980	1	1,467	1
Forfeited during the year	(379)	1	(131)	1
Transferred to Equity-settled	(4,887)	1	—	—
Outstanding at December 31	822	1	5,108	1

Schedule of measurement of fair value of inputs to models used for the ESOP

The following table lists the inputs to the models used for the ESOP for the years ended December 31, 2020 and 2019, respectively:

	12/31/2020	12/31/2019	01/01/2019
Discount for lack of marketability	5%	10%	10%
Expected volatility (%)	154%	116%	101%
Probability of direct IPO	0%	50%	60%
Probability of indirect IPO	60%	0%	0%
Probability of other scenarios	40%	50%	40%